Note 33 - Employee Benefits - Movements In Share Award Units (Detail)	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Movements in share awards units [Line Items]
Number of Awards Outstanding at beginning of year	168,332	143,923	[1]
Number of Awards Granted	44,768	64,217
Released	€ (32,454)	€ (28,475)
Number of Awards Forfeited	(62,398)	(11,157)
Number of Awards Other Movements	(441)	(177)
Number of Awards Outstanding at end of year	117,806	168,332

[1]	Share Units outstanding at the beginning of year 2019 restated